Business Segment and Disaggregation of Revenue (Restatement) - Schedule of Disaggregated Revenue from Contracts with Customers (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Revenue	$ 7,344,351	$ 5,253,753
Cost of revenue	(5,628,344)	(4,228,027)
Gross profit	1,716,007	1,025,726
Operating expenses	(1,856,065)	(987,450)
Income from operations	(140,058)	38,276
Finance income	8,486	11,875
Finance cost	(21,394)	(18,658)
Income before income taxes	(152,966)	31,493
Segment assets	9,093,371	5,374,369	$ 5,666,505
Segment liabilities	4,880,377	3,366,880	$ 3,921,024
Subscription [Member]
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Revenue	2,914,448	2,430,222
Cost of revenue	(1,987,325)	(1,613,810)
Gross profit	927,123	816,412
Equipment, device and services [Member]
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Revenue	4,429,903	2,823,531
Cost of revenue	(3,641,019)	(2,614,217)
Gross profit	788,884	209,314
Satellite connectivity solution [Member]
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Revenue	3,152,905	3,476,749
Cost of revenue	(2,305,768)	(2,541,881)
Gross profit	847,137	934,868
Operating expenses	(34,749)	(55,538)
Income from operations	812,388	879,330
Finance income	8,486	11,875
Finance cost	(12,242)	(16,121)
Income before income taxes	808,632	875,084
Segment assets	2,557,075	2,799,500
Segment liabilities	1,538,127	2,097,623
Satellite connectivity solution [Member] | Subscription [Member]
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Revenue	2,315,052	2,223,690
Cost of revenue	(1,587,418)	(1,408,718)
Gross profit	727,634	814,972
Satellite connectivity solution [Member] | Equipment, device and services [Member]
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Revenue	837,853	1,253,059
Cost of revenue	(718,350)	(1,133,163)
Gross profit	119,503	119,896
Digitalization and other solution [Member]
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Revenue	4,191,446	1,777,004
Cost of revenue	(3,322,576)	(1,686,146)
Gross profit	868,870	90,858
Operating expenses
Income from operations	868,870	90,858
Finance income
Finance cost
Income before income taxes	868,870	90,858
Segment assets	2,102,024	969,830
Segment liabilities	1,387,599	605,167
Digitalization and other solution [Member] | Subscription [Member]
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Revenue	599,396	206,532
Cost of revenue	(399,907)	(205,092)
Gross profit	199,489	1,440
Digitalization and other solution [Member] | Equipment, device and services [Member]
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Revenue	3,592,050	1,570,472
Cost of revenue	(2,922,669)	(1,481,054)
Gross profit	669,381	89,418
Unallocated [Member]
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Revenue
Cost of revenue
Gross profit
Operating expenses	(1,821,316)	(931,912)
Income from operations	(1,821,316)	(931,912)
Finance income
Finance cost	(9,152)	(2,537)
Income before income taxes	(1,830,468)	(934,449)
Segment assets	4,434,272	1,605,039
Segment liabilities	1,954,651	664,090
Unallocated [Member] | Subscription [Member]
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Revenue
Cost of revenue
Gross profit
Unallocated [Member] | Equipment, device and services [Member]
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Revenue
Cost of revenue
Gross profit